Consolidated Statements of Income (Loss) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Income (Loss) [Abstract]
Revenue	$ 4,256.7	$ 2,556.2
EXPENSES
Cost of sales, exclusive of items shown separately	2,455.3	1,357.1
Operating and administrative	1,129.0	572.2
Accretion expenses (note 16)	10.9	10.9
Depreciation and amortization (note 7 and 8)	394.0	282.4
Provisions on assets (note 10)	728.7	139.6
Total expenses	4,717.9	2,362.2
Income from equity investments (note 13)	47.9	31.4
Other income (note 26)	0.9	9.6
Foreign exchange gains	4.5	1.7
Interest expense
Short-term debt	(14.0)	(3.7)
Long-term debt	(295.0)	(166.6)
Income (loss) before income taxes	(716.9)	66.4
Income tax expense (recovery) (note 19)
Current	24.4	30.5
Deferred	(287.6)	(64.0)
Net income (loss) after taxes	(453.7)	99.9
Net income (loss) applicable to non-controlling interests	(18.6)	8.3
Net income (loss) applicable to controlling interests	(435.1)	91.6
Preferred share dividends	(66.6)	(61.3)
Net income (loss) applicable to common shares	$ (501.7)	$ 30.3
Net income (loss) per common share (note 25)
Basic	$ (2.25)	$ 0.18
Diluted	$ (2.25)	$ 0.18
Weighted average number of common shares outstanding (millions) (note 25)
Basic	222.6	171.0
Diluted	222.7	171.3